Contingent liabilities and legal proceedings - Continuing matters relating to the resignation of Dr Vijay Mallya from USL and USL internal inquiries (Details) £ in Millions, $ in Millions	May 23, 2019 GBP (£)	May 23, 2019 USD ($)	Nov. 16, 2017 GBP (£)	Nov. 16, 2017 USD ($)	Feb. 25, 2016 GBP (£)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 USD ($)
Dr Mallya | 25 February agreement
Disclosure of contingent liabilities [line items]
Global non-compete, non-interference, non-solicitation and standstill commitments term					5 years	5 years
Payment relating to disengagement agreements					£ 61	$ 75.0
Payment relating to disengagement agreements					32	$ 40.0
Amount payable in equal installments to Dr Mallya					£ 6		$ 7.0
Consideration payment period					5 years	5 years
Installment not liable to pay related to breaches of several provisions					£ 6	$ 7.0
Demanding the repayment of original amount paid					32	40.0
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded	£ 110	$ 135.0
Interest on damages awarded	9	11.0
Watson Limited | 25 February agreement
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings					115	$ 141.0
Damages related to breach of associated security documents			£ 115	$ 142.0
United Breweries Overseas Limited | 25 February agreement
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings					£ 30
Continental Administration Services Limited (CASL)
Disclosure of contingent liabilities [line items]
Damages awarded	55	67.5
Interest on damages awarded	£ 5	$ 5.5
Damages awarded, co-surety percentage	50.00%	50.00%